Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 18, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Optimize Strategy Index ETF S000084701

To the Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Optimize Strategy Index ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 17, 2024, and filed electronically as Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N‑1A on April 17, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact me at ryan.charles1@usbank.com or 480-964-6008.
Sincerely,
/s/ Ryan Charles
Ryan Charles
Vice President and Secretary